Marketable Securities	12 Months Ended
Aug. 31, 2021
Marketable Securities
18. Marketable Securities

18. Marketable Securities

The components of Marketable Securities were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Total
	$	$	$	$
August 31, 2020
Common Stock
Total	56,250	9,441	(46,370)	19,321
August 31, 2021
Common Stock	980,775	6,802	(173,057)
Total	1,037,025	16,243	(219,427)	833,841

Unrealized losses from common stock are due to market price movements. In Managements’ opinion based on the evaluation of available information at the year ended August 31, 2021, unrealized losses represent temporary impairments.